GMACM HOME EQUITY LOAN TRUST 2006-HE1
                       GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                           06/30/06
Determination Date                                            07/18/06
Record Date                                                   07/24/06
Payment Date                                                  07/25/06
Actual Days in Accrual Period (30/360)                              29
Accrual Period (30/360)                                             30

SERVICING CERTIFICATE
Beginning Pool Balance                                 1,254,100,050.10
Beginning PFA                                                     0.00
Ending Pool Balance                                    1,251,335,929.92
Ending PFA Balance                                                   -
Principal Collections                                    59,961,180.31
Principal Draws                                          25,097,130.17
Net Principal Collections                                            -

Active Loan Count                                               26,575

Current Month Repurchases - Units                                   10
Current Month Repurchases - Dollars                         303,706.20

Additional Mortgage Loans - Revolving Period             32,099,929.96

Net Interest Collections                                  8,489,412.09

Net WAC Rate                                                  7.87370%
Substitution Adjustment Amount                                    0.00

Note Rate                                                     5.53250%

                                            BEGINNING         ENDING                                     INTEREST  SECURITY
TERM NOTES                                   BALANCE          BALANCE        FACTOR   PRINCIPAL INTEREST SHORTFALL PERCENT COUPON
----------                                   -------          -------        ------    ----------------  ---------------  ------
Class A-1                                1,274,156,000.00 1,274,156,000.00  1.0000000   0.00   5,678,577.00.00   100.00%  5.53250%
Variable Funding Note                                  -                 -  0.0000000   0.00        0.00  0.00    0.00%   0.00000%

CERTIFICATES                                    -                -              -         -         0.00    -       -        -



Beginning Overcollateralization Amount                   14,794,133.50
Overcollateralization Amount Increase (Decrease)          2,704,296.81
Outstanding Overcollateralization Amount                 17,498,430.31
Overcollateralization Target Amount                      34,609,861.35

Credit Enhancement Draw Amount                                    0.00
Unreimbursed Prior Draws                                          0.00


                                                                            NUMBER         PERCENT      FORECLOSURE
                                                               BALANCE     OF LOANS      OF BALANCE   UNITS   DOLLARS
Delinquent Loans (30 Days)*                               8,051,934.43        163           0.64%       0      0.00
Delinquent Loans (60 Days)*                               2,210,039.53        48            0.18%       0      0.00
Delinquent Loans (90 Days)*                                 635,122.68        11            0.05%       3   103,080.18
Delinquent Loans (120 Days)*                                431,413.19         8            0.03%       4   219,330.23
Delinquent Loans (150 Days)*                                         -         0            0.00%       1    68,822.68
Delinquent Loans (180 + Days)*                                       -         0            0.00%       0            -
REO                                                               0.00         0            0.00%
Bankruptcy                                                  390,321.47         9            0.03%
Foreclosures                                                391,233.09         8            0.03%


                                                             BANKRUPTCY      REO
(CONTINUED)                                                  UNITS  DOLLARS   UNITS   DOLLARS

Delinquent Loans (30 Days)*                                  0            -    0      0.00
Delinquent Loans (60 Days)*                                  1     19,684.90   0      0.00
Delinquent Loans (90 Days)*                                  0            -    0      0.00
Delinquent Loans (120 Days)*                                 0            -    0      0.00
Delinquent Loans (150 Days)*                                 0            -    0      0.00
Delinquent Loans (180 + Days)*                               0            -    0      0.00
REO
Bankruptcy
Foreclosures



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                        LIQUIDATION TO-DATPERCENT OF ORGINAL BALANCE
                                                       ----------------
Beginning Loss Amount                                             0.00
Current Month Loss Amount                                         0.00
Current Month Recoveries                                          0.00
                                                       ----------------
Net Ending Loss Amount                                            0.00             0.00%

                                                                RECOVERY TO-DATE
                                                       ----------------------------------
Beginning Recovery Amount                                         0.00
Current Month Recovery Amount                                     0.00
                                                       ----------------
Ending Recovery Amount                                            0.00

                                                       SPECIAL HAZARD        FRAUD           BANKRUPTCY
Beginning Amount                                                  0.00              0.00        0.00
Current Month Loss Amount                                         0.00              0.00        0.00
Ending Amount                                                     0.00              0.00        0.00

Liquidation Loss Distribution Amounts                             0.00
Extraordinary Event Losses                                        0.00
Excess Loss Amounts                                               0.00





CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                 0.00
Withdraw relating to Collection Period                            0.00
Interest Earned (Zero, Paid to Funding Account)                   0.00
                                                       ----------------
Ending Capitalized Interest Account Balance as of Payment Date    0.00
Interest earned for Collection Period                             6.16
Interest withdrawn related to prior Collection Period         1,829.95

FUNDING ACCOUNT
Beginning Funding Account Balance                        34,850,083.40
Deposit to Funding Account                               37,568,346.95
Payment for Additional Purchases                        (32,099,929.96)
Balance in Pre-Funding Account transfer to Funding Account           -
Remaing Balance due to Noteholders                                   -
                                                       ----------------
Ending Funding Account Balance as of Payment Date        40,318,500.39
Interest earned for Collection Period                        20,151.41
Interest withdrawn related to prior Collection Period        48,814.40

PREFUNDING ACCOUNT
Beginning Balance                                                 0.00
Additional Purchases during Revolving Period                      0.00
Balance in Pre-Funding Account transfer to Funding Account        0.00
Excess of Draws over Principal Collections                        0.00
                                                       ----------------
Total Ending Balance as of Payment Date                           0.00
Interest earned for Collection Period                           719.81
Interest withdrawn related to prior Collection Period       214,029.49

CASH FLOWS RECEIVED
Principal Collections                                    59,961,180.31
Advances                                                 25,097,130.17
Interest Collections                                      9,011,953.78
Capital Interest Account withdrawal                               0.00
Reinvestment Income                                          20,877.38
Servicer Advances                                                    -
Substitution Adjustment Amount                                       -
Recovery Amounts                                                  0.00
                                                       ----------------
TOTAL CASH FLOWS RECEIVED                                43,896,881.30

CASH FLOWS DISTRIBUTED
Principal Distribution to Noteholders                                -
Interest Distribution                                     5,678,577.06
Funds sent to Funding Account                            37,568,346.95
Residual Amount - Certificates                                       -
Servicer Advances - Reimbursement                                    -
GMACM Service Fee                                           522,541.69
GMACM Recovery Fee                                                   -
Credit Enhancer Fee - FGIC                                  127,415.60
                                                       ----------------
TOTAL CASH FLOWS DISTRIBUTED                             43,896,881.30

NET CASH FLOWS REMAINING                                          0.00

TRIGGER ANALYSIS

Excess Spread Amount                                      2,683,419.43

Excess Spread Percentage                                         2.57%
Excess Spread Required Percentage                                2.00%

Rolling 3 Month Delinquency Percentage                           0.18%
Rolling 3 Month Delinquency Required Percentage                  4.00%

Aggregate Liquidation Percentage                                 0.00%
Aggregate Liquidation Required Percentage                        0.00%

SERVICING TERMINATION EVENT                                  NO

Rolling 3 Month Delinquency Percentage                           0.18%
Rolling 3 Month Delinquency Required Percentage                  3.50%

Aggregate Liquidation Percentage                                 0.00%
Aggregate Liquidation Required Percentage                        0.00%

Excess Spread Test Satisfied                                 YES

SERVICING TRIGGER EVENT                                      NO

tep Down Date                                                NO

SECURITY PERIOD
Revolving Period                                             YES
Managed Amortization                                         NO
Rapid Amortization                                           NO